UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net (loss)/income	$ 1,644	$ (10,341)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(115)
Comprehensive (loss)/income	1,529	(10,341)
Comprehensive loss attributable to non-controlling interest	(24)
Comprehensive (loss)/income attributable to Amber International Holding Limited's ordinary shareholders	$ 1,505	$ (10,341)
Net (loss)/profit per ADS attributable to Amber International Holding Limited
Basic (in dollars per share)	$ 0.02	$ (0.17)
Diluted (in dollars per share)	$ 0.02	$ (0.17)
Weighted average number of ADS used in per ADS calculation:
Basic (in shares)	79,493,454	61,966,949
Diluted (in shares)	79,496,261	61,966,949